Accrued Liabilities - Capital Product Partners L.P.	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
Accrued Liabilities [Line Items]
Accrued Liabilities

8.           Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2018	2017
Accrued loan interest and loan fees	$343	$63
Accrued operating expenses	4,050	3,582
Accrued capitalized improvements	23	17
Accrued voyage expenses and commissions	3,384	2,169
Total	$7,800	$5,831